Financial Instruments - Summary of Carrying Amount of Financial Assets (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	R$ 17,705,721	R$ 12,239,196
Fair value through profit or loss [member]
Disclosure of financial assets [line items]
Financial assets	10,353,720	8,352,282
Fair value through profit or loss [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	3,279,170	1,600,590
Fair value through profit or loss [member] | Marketable securities [member]
Disclosure of financial assets [line items]
Financial assets	3,115,503	4,202,835
Fair value through profit or loss [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	3,824,410	2,548,857
Fair value through profit or loss [member] | Other financial assets [member]
Disclosure of financial assets [line items]
Financial assets	134,637
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	7,352,001	3,886,914
Financial assets at amortised cost, category [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	5,193,104	2,021,208
Financial assets at amortised cost, category [member] | Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	1,814,394	1,588,192
Financial assets at amortised cost, category [member] | Restricted cash [member]
Disclosure of financial assets [line items]
Financial assets	147,910	115,124
Financial assets at amortised cost, category [member] | Receivables from related parties [member]
Disclosure of financial assets [line items]
Financial assets	173,341	135,070
Financial assets at amortised cost, category [member] | Dividends receivable [member]
Disclosure of financial assets [line items]
Financial assets	R$ 23,252	R$ 27,320